Subsequent Event - Additional Information (Details) - Events After Reporting Period	May 09, 2019 CAD ($) ft²
Subsequent Events [Line Items]
Business acquisition, initial consideration	$ 18,000,000
Business acquisition, cash transferred	12,000,000
Business acquisition, common shares	6,000,000
Additional consideration that could be paid over the next three years as a combination of cash and shares	132,000,000
Business combination maximum aggregate purchase price	$ 150,000,000
UNITED STATES | Sugar Leaf
Subsequent Events [Line Items]
Area of facility | ft²	24,000